Quarterly Financial Data (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Abstract]
Schedule Of Quarterly Financial Information

	2011 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$16,530	$20,234	$20,706	$18,876

Gross profit	$4,496	$5,429	$5,515	$4,979

Net earnings attributable to PMI	$1,919	$2,409	$2,377	$1,886

Per share data:
Basic EPS	$1.06	$1.35	$1.35	$1.08

Diluted EPS	$1.06	$1.35	$1.35	$1.08

Dividends declared	$0.64	$0.64	$0.77	$0.77

Market price:
- High	$65.92	$71.75	$72.74	$79.42

- Low	$55.85	$64.49	$62.32	$60.45

	2010 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$15,587	$17,383	$16,936	$17,807

Gross profit	$4,124	$4,511	$4,324	$4,536

Net earnings attributable to PMI	$1,703	$1,982	$1,822	$1,752

Per share data:
Basic EPS	$0.90	$1.07	$0.99	$0.96

Diluted EPS	$0.90	$1.07	$0.99	$0.96

Dividends declared	$0.58	$0.58	$0.64	$0.64

Market price:
- High	$53.07	$53.91	$57.11	$60.87

- Low	$45.01	$42.94	$45.55	$55.10

Pre-Tax Charges Recorded In Earnings

	2011 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$16	$1	$43	$49

	2010 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$–	$–	$20	$27